Fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at amortised cost	$ 79,214	$ 88,193
Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,928)	(1,567)
Financial liabilities at amortised cost	(1,622,314)	(944,719)
Financial liabilities	(1,624,242)	(946,286)
Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(1,554,943)	(854,436)
Financial liabilities	(1,554,943)	(854,436)
Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,928)	(1,567)
Financial liabilities at amortised cost	0	0
Financial liabilities	(1,928)	(1,567)
Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(64,632)	(86,898)
Financial liabilities	(64,632)	(86,898)
Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(2,739)	(3,385)
Financial liabilities	(2,739)	(3,385)
Level 1 of fair value hierarchy [member] | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,928)	(1,567)
Level 2 of fair value hierarchy [member] | Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,928)	(1,567)
Level 2 of fair value hierarchy [member] | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Hierarchy of fair value of the asset [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	44,200	94,832
Financial assets at amortised cost	2,035,156	1,357,521
Financial assets, at fair value	2,079,356	1,452,353
Hierarchy of fair value of the asset [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	64,566
Hierarchy of fair value of the asset [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	6,358	30,266
Cash and cash equivalents
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	37,842	53,670
Financial assets at amortised cost	757,101	666,227
Financial assets, at fair value	794,943	719,897
Cash and cash equivalents | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	53,670
Cash and cash equivalents | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Cash and Demand deposit
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	0
Financial assets at amortised cost	757,101	666,227
Financial assets, at fair value	757,101	666,227
Cash and Demand deposit | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Cash and Demand deposit | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Money Market Fund and Others
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	37,842	53,670
Financial assets at amortised cost	0	0
Financial assets, at fair value	37,842	53,670
Money Market Fund and Others | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	53,670
Money Market Fund and Others | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Financial Assets at Fair Value through Profit or Loss member
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	10,896
Financial assets at amortised cost	79,214	88,193
Financial assets, at fair value	79,214	99,089
Financial Assets at Fair Value through Profit or Loss member | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	10,896
Financial Assets at Fair Value through Profit or Loss member | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Other assets
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,189	30,126
Financial assets at amortised cost	24,648	5,095
Financial assets, at fair value	30,837	35,221
Other assets | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Other assets | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	6,189	30,126
Trade receivables
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	0
Financial assets at amortised cost	1,174,193	598,006
Financial assets, at fair value	1,174,193	598,006
Trade receivables | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Trade receivables | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	169	140
Financial assets at amortised cost	0	0
Financial assets, at fair value	169	140
Derivative financial instruments | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	$ 169	$ 140